SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 174,715	$ 6,959
Rental and other deposits	562,940	264,711
Accounts receivable collected by other third parties	3,773,052	2,848,770
Others	8,107	8,348
Total prepaid expenses and other assets	4,518,814	3,128,788
Other non-current assets	231,571
Total prepaid expenses and other current assets	$ 4,287,243	$ 3,128,788